Voyage revenues (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ 693,241	$ 821,365	$ 651,561
Time charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	309,503	373,927	397,499
Voyage charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	385,482	437,779	253,812
Pool adjustment [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ (1,744)	$ 9,659	$ 250